Expense Example, No Redemption (Vanguard High-Yield Corporate Fund Retail)	Vanguard High-Yield Corporate Fund Vanguard High-Yield Corporate Fund - Investor Shares 2/1/2014 - 1/31/2015 USD ($)	Vanguard High-Yield Corporate Fund Vanguard High-Yield Corporate Fund - Admiral Shares 2/1/2014 - 1/31/2015 USD ($)
Expense Example, No Redemption:
1 YEAR	24	13
3 YEAR	74	42
5 YEAR	130	73
10 YEAR	293	166